Operating Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers		$ 1,601,138	$ 1,496,137	$ 1,487,013
Total long lived assets, net		39,333	47,456
Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers		1,562,157	1,490,338	1,485,694
United States of America
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net		14,909	10,774
United States of America | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers		824,919	774,050	683,338
Germany | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers		102,639	103,488	127,119
United Kingdom
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net		11,968	11,768
United Kingdom | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers		27,450	28,896	52,263
Bulgaria
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net		5,236	8,109
Canada
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net		4,159	5,800
Austria
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net		952	7,354
All Other Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Total long lived assets, net	[1]	2,109	3,651
All Other Countries | Geographical Components
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue from external customers	[2]	$ 607,149	$ 583,904	$ 622,974

[1]	No single country included in the All other countries category generated more than 10% of total long lived assets.
[2]	No single country included in the “All other countries” category generated more than 10% of revenues. The revenue included within this category is predominately earned in Latin America, North America and Europe.